Related Party Transactions (Details)	6 Months Ended
Sep. 30, 2017
Mr. JianJun Sun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CEO of the Company.
Mr. Yu Han [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Majority shareholder of the Company.
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Yu Han, Majority shareholder of the Company owns 27%.
Mr. Xu Liao [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CMO of the Company.
Mr. Qiang Yuan [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CTO of the Company
JiaXing YiTou ShangMa Investment LP [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company owns 10% of the entity.